UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave.	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IQ Alpha Hedge Strategy Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Name of Issuer	Shares	Value

LONG-TERM INVESTMENTS - 74.8%

Asset Allocation Funds - 4.3%
PowerShares DB G10 Currency Harvest Fund*	30,374	$670,658

Debt Funds - 33.6%
iShares Barclays Aggregate Bond Fund	11,058	1,140,080
iShares Barclays US Treasury Inflation Protection Securities Bond Fund	5,298	536,899
iShares iBoxx $ High Yield Corporate Bond Fund	8,132	686,747
iShares JP Morgan USD Emerging Markets Bond Fund	1,197	115,977
PowerShares Emerging Market Sovereign Debt Portfolio	3,539	86,033
SPDR Barclays Capital 1-3 Month T-Bill ETF	9,068	415,768
SPDR Barclays Capital Aggregate Bond ETF	404	22,378
SPDR Barclays Capital High Yield Bond ETF	10,212	378,661
SPDR Barclays Capital International Treasury Bond ETF	8,217	463,192
Vanguard Short-Term Bond ETF	10,173	809,161
Vanguard Total Bond Market ETF	6,622	519,430

Total Debt Funds		5,174,326

Equity Funds - 36.9%
iShares MSCI Emerging Markets Index	119,797	4,279,149
Vanguard Emerging Markets ETF	39,827	1,405,495

Total Equity Funds		5,684,644

Total Long-Term Investments – 74.8%		11,529,628

Short-Term Investments – 8.9%
Money Market Fund - 8.9%
Dreyfus Treasury & Agency Cash Management - Institutional Class, 0.06%†		1,364,700

Total Investments - 83.7%
(Cost $12,022,281)		$12,894,328

Other Assets in Excess of Liabilities - 16.3% (a)		2,515,391

Net Assets - 100.0%		$15,409,719

* Non-income producing
† Yield at July 31, 2009
(a) Other assets in excess of liabilities include net unrealized depreciation on swaps.
ETF - Exchange Traded Fund

See notes to schedule of investments.

Notes to Schedule of Investments
July 31, 2009

1. ORGANIZATION

IQ ALPHA Hedge Strategy Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law on February 20, 2008. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares: Institutional Class and Investor Class. Both classes have equal rights and voting privileges, except in matters affecting a single class. The Investor Class has a distribution plan in place.

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ ALPHA Hedge Index (the “Index”). The objective of the Index is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund:

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if IndexIQ Advisors LLC (the “Advisor”) determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued and such event is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 – quoted prices in active markets for identical investments.
  Level 2 – other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability

Notes to Schedule of Investments
July 31, 2009

have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals

ASSETS
Exchange Traded Funds	$11,529,628	$-	$-	$11,529,628
Money Market Fund	1,364,700	-	-	1,364,700
Swap Contracts*	-	419,021	-	419,021

Total Assets	$12,894,328	$419,021	$-	$13,313,349

	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals

LIABILITIES
Swap Contracts*	$-	(532,957)	$-	$(532,957)

* Derivative instruments, including swap contracts, are valued at the unrealized appreciation/(depreciation) on the instrument.
For the period ended July 31, 2009, the Fund did not hold any Level 3 securities.

Tax Information and Dividends and Distributions to Shareholders

At July 31, 2009, the cost of investment and net unrealized appreciation/(depreciation) for income tax purposes was as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Cost of Investments

$12,022,281	$872,264	$(217)	$872,047

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. TOTAL RETURN SWAP AGREEMENTS

The Fund will use total return swaps to increase the exposure of the Fund to any component of the Index or other portfolio investment beyond 100% of the Fund’s net asset investment in such component of the Index or other portfolio investment. The exposure of the Fund will vary but in any event will be less than 200% of its net assets. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. At July 31, 2009, the Fund held $2,530,000 cash as collateral for swaps.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of the counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the underlying securities.

Notes to Schedule of Investments
July 31, 2009

Morgan Stanley acts as the counterparty to all total return swaps listed below. When the notional amount is negative, the Fund pays the total return of the benchmark and receives the annual financing rate and conversely, when the notional amount is positive, the Fund receives the total return of the benchmark and pays the annual financing rate.

The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation on swaps and unrealized depreciation on swaps on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps on the statement of operations, in addition to any realized gain/loss recorded upon the termination of swaps. Fluctuations in the value of swaps are recorded as a component of net unrealized appreciation/depreciation of swaps on the Statement of Operations.

At July 31, 2009, the outstanding total return swaps were as follows:

	Annual Financing Rate			Unrealized Appreciation (Depreciation)
		Expiration	Notional Amount
Total Return Benchmark		Date

CurrencyShares Euro Trust	5.55%	07/06/2010	82,673	$ (1,487)
iPath Dow Jones-AIG Commodity Index Total Return ETN	0.23%	07/06/2010	72,899	(4,982)
iShares Barclays 1 - 3 Year Treasury Bond Fund	0.65%	07/06/2010	(1,942,120)	(1,472)
iShares Barclays Aggregate Bond Fund	0.68%	07/06/2010	(732,934)	6,294
iShares Barclays Credit Bond Fund	5.13%	07/06/2010	9,457	(303)
iShares Barclays Short Treasury Bond Fund	0.64%	07/06/2010	(539,270)	(395)
iShares Barclays US Treasury Inflated Protected Securities Fund	0.68%	07/06/2010	(345,073)	(849)
iShares Dow Jones US Real Estate Index Fund	2.02%	07/06/2010	121,366	(11,861)
iShares iBoxx $ High Yield Corporate Bond Fund	0.68%	07/06/2010	(436,607)	24,584
iShares iBoxx $ Invest Grade Corporate Bond Fund	0.57%	07/06/2010	398,482	(16,272)
iShares JPMorgan USD Emerging Markets Bond Fund	0.62%	07/06/2010	74,735	2,088
iShares MSCI EAFE Index Fund	0.40%	07/06/2010	2,131,375	(193,771)
iShares MSCI Emerging Markets Index	0.65%	07/06/2010	(2,756,143)	257,666
iShares Russell 2000 Index Fund	1.70%	07/06/2010	2,634,430	(242,319)
PowerShares DB Commodity Index Tracking Fund	0.23%	07/06/2010	184,267	(13,661)
PowerShares DB G10 Currency Harvest Fund	0.68%	07/06/2010	(430,551)	10,984
PowerShares Emerging Markets Sovereign Debt ETF	0.62%	07/06/2010	(55,774)	1,847
SPDR Barclays Capital 1-3 Month T-Bill Fund	0.64%	07/06/2010	(268,752)	(248)
SPDR Barclays Capital Aggregate Bond ETF	0.63%	07/06/2010	(14,885)	2,502
SPDR Barclays Capital High Yield Bond ETF	0.67%	07/06/2010	(242,477)	15,547
SPDR Barclays Capital International Treasury Bond	0.68%	07/06/2010	292,949	6,437
SPDR DJ Wilshire REIT	0.97%	07/06/2010	77,904	(7,324)
Vanguard Emerging Market ETF	0.64%	07/06/2010	(902,643)	85,805
Vanguard Europe Pacific ETF	1.52%	07/06/2010	221,365	(20,085)
Vanguard REIT ETF	0.69%	07/06/2010	184,517	(17,928)
Vanguard Short-Term Bond ETF	0.64%	07/06/2010	522,343	2,209
Vanguard Total Bond Market ETF	0.68%	07/06/2010	334,112	3,058

Net Unrealized Depreciation			(1,324,355)	(113,936)

4. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

On March 19, 2008, FASB released FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Trust adopted FAS 161 on June 30, 2009, and has determined that the application of this Statement did not have any impact on its results of operation and financial position.

Notes to Schedule of Investments
July 31, 2009

The following is a summary of the fair value of the derivative instruments utilized by the Fund, categorized by risk exposure, as of July 31, 2009:

Derivative Instruments	Asset Derivatives	Liability Derivatives	Net Derivatives

Swap Contracts	$ 419,021	$ (532,957)	$ (113,936)

The following is a summary of the realized gains and losses of the derivative instruments utilized by the Fund, categorized by risk exposure as of July 31, 2009:

Derivative Instruments	Realized Gains (Losses) of Derivative Instruments

Swap Contracts	$ (84,109)

The following is a summary of the unrealized gains and losses of the derivative instruments utilized by the Fund, categorized by risk exposure as of July 31, 2009:

Derivative Instruments	Unrealized Losses of Derivative Instruments

Swap Contracts	$ (113,936)

5. NEW ACCOUNTING PRONOUNCEMENTS

On May 28, 2009, FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009.

In June 2009, FASB issued FASB Statement No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”). On the effective date of this standard, FASB Accounting Standards CodificationTM (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Funds’ financial statements

6. SUBSEQUENT EVENT

In accordance with the provisions set forth in FAS 165, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through September 17, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 17, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 17, 2009

By:	/s/ David L. Fogel

David L. Fogel
Principal Financial Officer

Date:	September 17, 2009